CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investment activities
Settlement of liability with loan to joint venture		$ 6,964,101
Investment in kind in other related parties	$ 476,292	463,511
Non-monetary contributions in joint ventures	250,000	94,355	$ 679,510
Investing activities	$ 726,292	7,521,967	679,510
Financing Activities
Purchase option paid by a parent loan		(1,265,000)
Parent company investment		(14,558,347)	2,009,385
Transfer of preferred stocks			9,759,545
Capitalization of financial debt		13,720,000
Reverse recapitalization		(3,688,963)
Net assets incorporated of Semya		7,369,168
Acquisition of control of Semya S.A.		(3,684,585)
Total of Financing Activities		$ (2,107,727)	$ 11,768,930